Cover	Aug. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2024
Entity File Number	001-39617
Entity Registrant Name	Aligos Therapeutics, Inc.
Entity Central Index Key	0001799448
Entity Tax Identification Number	82-4724808
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Corporate Dr., 2nd Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	800
Local Phone Number	466-6059
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ALGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false